Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings per share [Abstract]
Calculation of basic and diluted earnings per share
The calculation of basic and diluted earnings per share for each period presented was as follows:

	Year Ended December 31,
(amounts in millions, except per share data)	2013	2012	2011

Net income attributable to Cameron	$699.2	$750.5	$521.9

Average shares outstanding (basic)	242.0	246.4	245.0
Common stock equivalents	1.5	1.7	2.1
Incremental shares from assumed conversion of convertible debentures	–	–	2.1

Shares utilized in diluted earnings per share calculation	243.5	248.1	249.2

Earnings per share attributable to Cameron stockholders:
Basic	$2.89	$3.05	$2.13
Diluted	$2.87	$3.02	$2.09